UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $198,963 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    20048    49500 SH       SOLE                    49500
BANK OF AMERICA CORPORATION    COM              060505104     3336   600000 SH       SOLE                   600000
BOFI HLDG INC                  COM              05566U108     9248   569138 SH       SOLE                   569138
CBS CORP NEW                   CL B             124857202    10423   384064 SH       SOLE                   384064
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     4475    78600 SH       SOLE                    78600
CHEMTURA CORP                  COM NEW          163893209     1077    94965 SH       SOLE                    94965
CREDIT ACCEP CORP MICH         COM              225310101    10705   130100 SH       SOLE                   130100
DELL INC                       COM              24702R101     9383   641359 SH       SOLE                   641359
DICE HLDGS INC                 COM              253017107       60     7194 SH       SOLE                     7194
DISNEY WALT CO                 COM DISNEY       254687106     7335   195600 SH       SOLE                   195600
GOOGLE INC                     CL A             38259P508    25842    40010 SH       SOLE                    40010
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308     5012   295000 SH       SOLE                   295000
LIBERTY GLOBAL INC             COM SER A        530555101     8767   213680 SH       SOLE                   213680
LIVE NATION ENTERTAINMENT IN   COM              538034109     3237   389500 SH       SOLE                   389500
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5175   209500 SH       SOLE                   209500
MICROSOFT CORP                 COM              594918104    16744   645000 SH       SOLE                   645000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     5760   449330 SH       SOLE                   449330
PENN NATL GAMING INC           COM              707569109    13034   342363 SH       SOLE                   342363
QUALITY DISTR INC FLA          COM              74756M102     5133   456280 SH       SOLE                   456280
SANDRIDGE ENERGY INC           COM              80007P307     5271   645973 SH       SOLE                   645973
TEEKAY CORPORATION             COM              Y8564W103     8915   333535 SH       SOLE                   333535
VALEANT PHARMACEUTICALS INTL   COM              91911K102    18946   405776 SH       SOLE                   405776
ZIPREALTY INC                  COM              98974V107     1035   941350 SH       SOLE                   941350